Redeemable Preferred Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Roll Forward of Redeemable Preferred Equity

Roll forward of redeemable preferred equity:

	December 31, 2023	December 31, 2022

Beginning balance	$5,725	$5,014
Additions from new investment	-	200
Distributions	(1,539)	(131)
Additions from reinvestment	587	642

Ending balance	$4,773	$5,725

Schedule of Redemption Option for Investors

The following table shows the earliest redemption options for investors in Series C Preferred Units as of December 31, 2023:

Year Maturing	Total Amount Redeemable

2024	$2,486
2025	510
2026	309
2027	1,262
2028	206

Total	$4,773